John Hancock Disciplined Global Long Short Fund Average Annual Total Returns - Class A C I R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	23.13%	13.03%	6.60%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.90%	11.22%	5.67%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.24%	9.79%	4.99%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	27.65%	13.98%	7.04%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	29.99%	14.47%	7.41%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	30.09%	14.28%	7.18%